SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Absolute Return Fund (the “Fund”)

At a meeting held November 13-15, 2023, the Board of Trustees of Allspring Funds Trust approved the following changes to be effective on or about March 15, 2024

I. Management Fees Change Effective on or about March 15, 2024, in the section entitled, “Manager and Other Service Providers” the first two paragraphs of the “Manager and Class-Level Administrator” section are replaced with the following and the fourth paragraph is deleted in its entirety:

Manager and Class-Level Administrator

Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager and class-level administrator for the Funds. Allspring Funds Management provides advisory and Fund-level administrative services to the Funds under an investment management agreement (the “Management Agreement”) and provides class-level administrative services to the Funds under a class-level administration agreement (the “Class-Level Administration Agreement”). Under the Management Agreement, Allspring Funds Management is responsible for, among other services, (i) implementing the investment objectives and strategies of the Funds, (ii) supervising the applicable Sub-Adviser(s), (iii) providing Fund-level administrative services in connection with the Funds’ operations, (iv) developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions, and (v) providing any other Fund-level administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian, and fund accountant. Allspring Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

Under the Class-Level Administration Agreement, Allspring Funds Management is responsible for, among other services, (i) coordinating, supervising and paying the applicable transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, (ii) coordinating the preparation and filing of registration statements, notices, shareholder reports and other information materials, including prospectuses, proxies and other shareholder communications for a class, (iii) receiving and tabulating class-specific shareholder votes, (iv) reviewing bills submitted to a Fund and, upon determining that a bill is appropriate, allocating amounts to the appropriate classes thereof and instructing the Funds’ custodian to pay such bills, and (v) assembling and disseminating information concerning class performance, expenses, distributions and administration. Allspring Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives pursuant to the Class-Level Administration Agreement.

II. Sub-Adviser Changes Effective on or about March 15, 2024, in the section entitled, “Manager and Other Service Providers” the “Sub-Advisers” section is added to include the following:

Sub-Advisers

Allspring Funds Management has engaged Allspring Global Investments (UK) Limited (“Allspring UK”) and Allspring Global Investments, LLC (“Allspring Investments”) to serve as sub-advisers to the Fund (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), as indicated in the table below. Subject to the direction of the Board and the overall supervision and control of Allspring Funds Management and the Trust, the Sub-Advisers provide day-to-day portfolio management for the Fund. The Sub-Advisers furnish to Allspring Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Advisers also furnish such additional reports and information as Allspring Funds Management and the Board and Officers may reasonably request. Allspring Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid Allspring UK or Allspring Investments.

For providing investment sub-advisory services to the Fund, the Sub-Advisers are each entitled to receive a monthly fee equal to an annual rate of 0.075% of the Fund’s average daily net assets. These fees may be paid by Allspring Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Allspring Funds Management for advisory fees will be reduced accordingly.

III. Portfolio Managers Effective on or about March 15, 2024, the section entitled “Manager and Other Service Providers - Portfolio Managers” is replaced with the following:

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “The Sub-Adviser and Portfolio Managers.” The information in this section is provided as of April 30, 2023, the most recent fiscal year end for the Fund managed by the portfolio managers listed below (each, a “Portfolio Manager” and together, the “Portfolio Managers”). The Portfolio Managers manage the investment activities of the Fund on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Managers
Absolute Return Fund	Allspring UK	Rushabh Amin Matthias Scheiber, CFA
	Allspring Investments	Petros N. Bocray, CFA, FRM Travis L. Keshemberg, CFA, CIPM, FRM

Management of Other Accounts. The following table(s) provide information relating to accounts managed by the Portfolio Manager(s). The table(s) do not include any personal brokerage accounts of the Portfolio Manager(s) and their families, but do include the Fund within the totals for “Registered Investment Companies”.

Allspring (UK)
Rushabh Amin[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager will be added to the Fund on March 15, 2024. The information presented for this Fund is as of May 31, 2023, at which time they were not a manager of the Fund.

Matthias Scheiber, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$12.77M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager will be added to the Fund on March 15, 2024. The information presented for this Fund is as of May 31, 2023, at which time they were not a manager of the Fund.

Allspring Investments
Petros N. Bocray, CFA, FRM[1]	Registered Investment Companies
	Number of Accounts	26
	Total Assets Managed	$5.49B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$17.03M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	38
	Total Assets Managed	$1.90B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager will be added to the Fund on March 15, 2024. The information presented for this Fund is as of May 31, 2023, at which time they were not a manager of the Fund.

Travis L. Keshemberg, CFA, CIPM, FRM[1]	Registered Investment Companies
	Number of Accounts	23
	Total Assets Managed	$5.44B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	34
	Total Assets Managed	$1.31B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portfolio manager will be added to the Fund on March 15, 2024. The information presented for this Fund is as of May 31, 2023, at which time they were not a manager of the Fund.

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, each firm listed below has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, intended to address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner.

Allspring UK. Allspring UK Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Allspring UK has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Allspring Investments. Allspring Investment’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Allspring Investments has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, Allspring Investments has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, Allspring Investments has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Compensation. The Portfolio Managers were compensated by their employing Sub-Adviser using the following compensation structure:

Allspring (UK). The compensation structure for Allspring (UK) Portfolio Managers includes a competitive fixed base salary plus variable incentives (Allspring (UK) utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3-and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Average Annual Total Returns” tables in the Prospectuses. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as long term incentive. The long term portion of incentives generally carry a pro-rated vesting schedule over a three year period.

Allspring Investments. The compensation structure for Allspring Investments’ Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and over a deferred period. Allspring Investments participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions and to ensure our compensation is aligned with the marketplace. In addition to surveys, Allspring Investments also considers prior professional experience, tenure, seniority, and a Portfolio Manager’s team size, scope, and assets under management when determining his/her total compensation. In addition, Portfolio Managers who meet the eligibility requirements may participate in our 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Allspring Investments’ investment incentive program plays an important role in aligning the interests of its Portfolio Managers, investment team members, clients, and shareholders. Incentive awards for Portfolio Managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3 and 5 year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style.

Once determined, incentives are awarded to Portfolio Managers annually, with a portion awarded as annual cash and a portion awarded as a deferred incentive. The long-term portion of incentives generally carry a pro-rated vesting schedule over a 3 year period. For many of its Portfolio Managers, Allspring Investments further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

As an independent firm, approximately 20% of Allspring Group Holdings, LLC (of which Allspring Investments is a subsidiary) is owned by employees, including Portfolio Managers.

Beneficial Ownership in the Fund. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over $1,000,000.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring UK
Rushabh Amin[1]	Absolute Return Fund	$0
Matthias Scheiber, CFA[1]	Absolute Return Fund	$0
Allspring Investments[2]
Petros N. Bocray, CFA, FRM[1]	Absolute Return Fund	$0
Travis L. Keshemberg, CFA, CIPM, FRM[1]	Absolute Return Fund	$0
1.	This portfolio manager will be added to the Fund on March 15, 2024. The information presented for this Fund is as of May 31, 2023, at which time they were not a manager of the Fund.
2.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.

January 16, 2024

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